UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

May
Date of reporting period:
May 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia High Yield Bond Fund
Class A / INEAX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 101	0.97%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	8.46	4.88	4.23
Class A (including sales charges)	3.27	3.86	3.72
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia High Yield Bond Fund | Class A

|

ASR160_01_(07/25)

Columbia High Yield Bond Fund
Class C / APECX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 178	1.72%
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	7.67	4.12	3.45
Class C (including sales charges)	6.67	4.12	3.45
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deriva tives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions
, not statements of
f
act
, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of
Additional
Inform
ation
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose
Value
Columbia High Yield Bond Fund | Class C

|

ASR160_04_(07/25)

Columbia High Yield Bond Fund
Institutional Class / CHYZX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 75	0.72%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	8.73	5.12	4.48
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivati ves
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating age ncy, that rat
ing is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Informati
on
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia High Yield Bond Fund | Institutional Class

|

ASR160_08_(07/25)

Columbia High Yield Bond Fund
Institutional 2 Class / RSHRX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 68	0.65%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	8.82	5.22	4.57
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivati ves
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax i nform
ation and proxy voting information, visit the Fund’s website included at the beginning of this re po
rt or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia High Yield Bond Fund | Institutional 2 Class

|

ASR160_15_(07/25)

Columbia High Yield Bond Fund
Institutional 3 Class / CHYYX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 62	0.60%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	8.87	5.31	4.60
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deriva tive
s are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, fin anc
ial informatio
n,
holdings, f
edera
l tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia High Yield Bond Fund | Institutional 3 Class

|

ASR160_17_(07/25)

Columbia High Yield Bond Fund
Class R / CHBRX
Annual Shareholder Report | May 31, 2025
This
annual shareholder report
contains important information about Columbia High Yield Bond Fund (the Fund) for the period of June 1, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 127	1.22%
Management's Discussion of Fund Performance
The performance of Class R shares for the period presented is shown in the Average Annual Total Returns t able.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class R shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class R	8.18	4.60	3.96
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional Informat
ion
For additional information about the Fund, including its prospectus
, financial i
nformation, hold
in
gs, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Dis tributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedl
e Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia High Yield Bond Fund | Class R

|

ASR160_12_(07/25)

Columbia High Yield Bond Fund
Class S / CHYEX
Annual Shareholder Report | May 31, 2025
This annual shareholder report contains important information about Columbia High Yield Bond Fund (the Fund) for the period of October 2, 2024 to May 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 48 (a)	0.72% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Industry allocation
| The Fund’s largest contributor to relative returns during the period was from its allocation to the building materials industry. Additional contribution during the period came from an allocation to department stores.
Security selection
| Security selection in the support–services sector, with an allocation to a roofing supply business, contributed to relative performance. Additional security selection was most positive in the gas–distribution sector with an allocation to a natural gas-distribution company.
Credit allocation
| Allocations to BB and B rated debt, as well as small allocations to investment-grade debt was most additive to Fund performance.
Top Performance Detractors
Industry allocation

I

Despite the overall relative positive performance of the Fund, negative returns came from the portfolio’s allocation to the electric generation industry. Portfolio underweights to both the media content and telecom–satellite industries also weighed on the Fund’s relative results.
Security selection
| Security selection in the telecom–wireline integrated industry detracted most, with an allocation to an internet service provider. Additional negative performance for the Fund came from the Real Estate Investment Trust industry, with allocations to an IT and storage company.
Credit allocation
| Allocations to CCC and below rated debt, as well as cash allocations, detracted from the Fund’s relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	8.63	4.91	4.24
ICE BofA US Cash Pay High Yield Constrained Index	9.24	5.78	4.92
Bloomberg U.S. Aggregate Bond Index	5.46	(0.90)	1.49
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Fund's past performance is not a good predictor of the Fund's future performance.
 Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,355,498,411
Total number of portfolio holdings	458
Management services fees (represents 0.63% of Fund average net assets)	$ 8,621,920
Portfolio turnover for the reporting period	45%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the ave rage of
the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Columbia US High Yield ETF	1.0%
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 04/20/2029 5.750%	0.6%
HUB International, Ltd. 06/15/2030 7.250%	0.6%
DISH Network Corp. 11/15/2027 11.750%	0.6%
CCO Holdings LLC/Capital Corp. 03/01/2030 4.750%	0.6%
Cloud Software Group, Inc. 09/30/2029 9.000%	0.6%
Altice France SA 07/15/2029 5.125%	0.6%
BroadStreet Partners, Inc. 04/15/2029 5.875%	0.6%
ZoomInfo Technologies LLC/Finance Corp. 02/01/2029 3.875%	0.6%
Asset Categories
Credit Quality
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial info rmati
on, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management I
nvest
ment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia High Yield Bond Fund | Class S

|

ASR160_16_(07/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Audit fees (a)	42,335	41,999	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,420	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	474,000	581,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia High Yield Bond Fund
Annual Financial Statements and Additional Information
May 31, 2025

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia High Yield Bond Fund | 2025

Portfolio of Investments
May 31, 2025
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 93.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.1%
Axon Enterprise, Inc.(a)
03/15/2030	6.125%	643,000	655,550
03/15/2033	6.250%	538,000	547,893
Bombardier, Inc.(a)
04/15/2027	7.875%	933,000	937,077
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	2,069,000	2,206,344
11/15/2030	9.750%	1,644,000	1,817,060
TransDigm, Inc.(a)
08/15/2028	6.750%	3,208,000	3,260,975
03/01/2029	6.375%	5,529,000	5,618,865
12/15/2030	6.875%	2,455,000	2,530,508
03/01/2032	6.625%	3,229,000	3,298,160
01/15/2033	6.000%	2,379,000	2,356,757
05/31/2033	6.375%	5,297,000	5,237,156
Total			28,466,345
Airlines 0.9%
American Airlines, Inc.(a)
05/15/2029	8.500%	3,783,000	3,918,859
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%	8,488,691	8,341,507
Total			12,260,366
Automotive 1.5%
Adient Global Holdings Ltd.(a)
02/15/2033	7.500%	674,000	668,484
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	1,545,000	1,403,471
Clarios Global LP/US Finance Co.(a)
02/15/2030	6.750%	2,610,000	2,658,057
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	2,700,000	2,585,696
IHO Verwaltungs GmbH(a),(b)
11/15/2030	7.750%	1,598,000	1,615,443
11/15/2032	8.000%	4,221,000	4,230,268
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	2,423,000	2,333,714
04/23/2032	6.875%	5,567,000	5,099,416
Total			20,594,549
Banking 0.3%
Ally Financial, Inc.
Subordinated
02/14/2033	6.700%	1,950,000	1,978,864
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Financial, Inc.(c)
Subordinated
01/17/2040	6.646%	2,778,000	2,664,722
Total			4,643,586
Brokerage/Asset Managers/Exchanges 2.1%
AG Issuer LLC(a)
03/01/2028	6.250%	2,227,000	2,224,843
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	5,151,000	5,346,456
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	3,781,000	4,124,056
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	4,435,000	4,422,046
Focus Financial Partners LLC(a)
09/15/2031	6.750%	2,915,000	2,949,087
Hightower Holding LLC(a)
04/15/2029	6.750%	4,726,000	4,668,748
01/31/2030	9.125%	4,164,000	4,363,027
Total			28,098,263
Building Materials 1.9%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	2,888,000	2,794,655
Masterbrand, Inc.(a)
07/15/2032	7.000%	739,000	734,432
Quikrete Holdings, Inc.(a)
03/01/2032	6.375%	4,964,000	5,042,818
03/01/2033	6.750%	3,806,000	3,861,025
QXO Building Products, Inc.(a)
04/30/2032	6.750%	4,137,000	4,244,722
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	2,523,000	2,563,803
White Cap Buyer LLC(a)
10/15/2028	6.875%	5,991,000	5,869,528
Total			25,110,983
Cable and Satellite 5.4%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	685,000	678,175
06/01/2029	5.375%	2,730,000	2,690,501
03/01/2030	4.750%	8,398,000	8,018,004
08/15/2030	4.500%	6,681,000	6,265,859
03/01/2031	7.375%	665,000	690,721
02/01/2032	4.750%	2,851,000	2,638,542
01/15/2034	4.250%	3,180,000	2,744,469
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	3,320,000	3,022,216
CSC Holdings LLC(a)
02/01/2028	5.375%	1,020,000	929,018
05/15/2028	11.250%	1,000,000	989,567
01/31/2029	11.750%	2,100,000	1,969,954
02/01/2029	6.500%	1,540,000	1,229,378
01/15/2030	5.750%	2,571,000	1,312,814
12/01/2030	4.625%	4,665,000	2,155,547
02/15/2031	3.375%	3,611,000	2,370,146
DISH DBS Corp.
07/01/2026	7.750%	1,815,000	1,561,197
07/01/2028	7.375%	915,000	624,837
06/01/2029	5.125%	1,600,000	1,048,546
DISH DBS Corp.(a)
12/01/2028	5.750%	3,050,000	2,585,866
DISH Network Corp.(a)
11/15/2027	11.750%	8,050,000	8,300,985
EchoStar Corp.
11/30/2029	10.750%	5,185,670	5,215,014
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	3,338,000	3,261,784
07/15/2028	4.000%	615,000	583,948
07/01/2030	4.125%	5,217,000	4,743,817
Virgin Media Finance PLC(a)
07/15/2030	5.000%	3,099,000	2,810,135
VZ Secured Financing BV(a)
01/15/2032	5.000%	6,211,000	5,369,478
Total			73,810,518
Chemicals 5.5%
Ashland LLC(a)
09/01/2031	3.375%	5,738,000	4,947,105
Avient Corp.(a)
11/01/2031	6.250%	517,000	516,830
Axalta Coating Systems Dutch Holding B BV(a)
02/15/2031	7.250%	2,109,000	2,203,472
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	2,346,000	2,182,881
Celanese US Holdings LLC
04/15/2030	6.500%	798,000	803,558
07/15/2032	6.629%	953,000	975,185
04/15/2033	6.750%	4,622,000	4,498,141
11/15/2033	7.200%	2,117,000	2,208,892
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	2,784,000	2,829,168
Element Solutions, Inc.(a)
09/01/2028	3.875%	5,917,000	5,680,940
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HB Fuller Co.
10/15/2028	4.250%	847,000	807,312
Herens Holdco Sarl(a)
05/15/2028	4.750%	3,750,000	3,281,948
INEOS Finance PLC(a)
04/15/2029	7.500%	4,356,000	4,284,363
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	5,800,000	5,800,584
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	4,569,150	4,603,419
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	2,529,000	2,384,025
11/15/2028	9.750%	3,936,000	4,125,523
10/01/2029	6.250%	3,572,000	3,311,377
06/15/2031	7.250%	4,341,000	4,339,619
Tronox, Inc.(a)
03/15/2029	4.625%	2,093,000	1,747,890
WR Grace Holdings LLC(a)
06/15/2027	4.875%	3,725,000	3,676,817
08/15/2029	5.625%	8,207,000	7,231,072
03/01/2031	7.375%	2,676,000	2,708,444
Total			75,148,565
Construction Machinery 1.0%
Herc Holdings Escrow, Inc.(a),(d)
06/15/2030	7.000%	2,317,000	2,387,328
06/15/2033	7.250%	5,084,000	5,230,260
Herc Holdings, Inc.(a)
06/15/2029	6.625%	2,498,000	2,530,128
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	695,000	709,554
03/15/2031	7.750%	2,550,000	2,669,730
Total			13,527,000
Consumer Cyclical Services 0.9%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	2,193,000	2,066,132
12/01/2028	6.125%	5,120,000	4,683,189
Garda World Security Corp.(a)
08/01/2032	8.250%	650,000	648,206
Match Group, Inc.(a)
12/15/2027	5.000%	1,031,000	1,021,735
06/01/2028	4.625%	3,232,000	3,133,253
02/15/2029	5.625%	1,076,000	1,065,453
Total			12,617,968
Consumer Products 1.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	4,864,000	4,035,074
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Newell Brands, Inc.(a)
06/01/2028	8.500%	1,711,000	1,771,319
Newell Brands, Inc.
05/15/2030	6.375%	1,681,000	1,582,435
05/15/2032	6.625%	3,418,000	3,163,492
Opal Bidco SAS(a)
03/31/2032	6.500%	2,520,000	2,518,196
Prestige Brands, Inc.(a)
01/15/2028	5.125%	1,428,000	1,420,657
Scotts Miracle-Gro Co. (The)
02/01/2032	4.375%	840,000	756,654
Total			15,247,827
Diversified Manufacturing 2.2%
Amsted Industries, Inc.(a)
03/15/2033	6.375%	671,000	680,900
Chart Industries, Inc.(a)
01/01/2030	7.500%	1,820,000	1,901,896
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	4,556,000	4,605,426
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	1,974,000	2,018,262
Esab Corp.(a)
04/15/2029	6.250%	1,426,000	1,451,317
Gates Corp. (The)(a)
07/01/2029	6.875%	1,548,000	1,586,986
Madison IAQ LLC(a)
06/30/2029	5.875%	4,266,000	4,123,556
Resideo Funding, Inc.(a)
09/01/2029	4.000%	3,127,000	2,914,496
07/15/2032	6.500%	1,975,000	1,992,903
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	1,123,000	1,112,665
Wesco Distribution, Inc.(a)
03/15/2033	6.375%	1,404,000	1,430,407
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	1,312,000	1,328,044
03/15/2029	6.375%	1,333,000	1,361,031
03/15/2032	6.625%	3,324,000	3,413,279
Total			29,921,168
Electric 5.1%
Alpha Generation LLC(a)
10/15/2032	6.750%	1,751,000	1,785,651
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	2,770,000	2,732,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	3,719,000	3,632,231
02/15/2031	3.750%	5,371,000	4,848,500
01/15/2032	3.750%	4,039,000	3,545,689
Leeward Renewable Energy Operations LLC(a)
07/01/2029	4.250%	1,473,000	1,341,653
Long Ridge Energy LLC(a)
02/15/2032	8.750%	3,035,000	3,059,449
NextEra Energy Operating Partners LP(a)
10/15/2026	3.875%	745,000	724,147
09/15/2027	4.500%	3,457,000	3,339,162
01/15/2029	7.250%	2,078,000	2,089,305
NRG Energy, Inc.(a)
06/15/2029	5.250%	4,296,000	4,245,041
07/15/2029	5.750%	294,000	293,061
02/15/2031	3.625%	958,000	869,043
02/01/2033	6.000%	1,546,000	1,535,201
11/01/2034	6.250%	1,180,000	1,180,290
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	1,467,000	1,407,678
PG&E Corp.
07/01/2028	5.000%	1,245,000	1,215,465
PG&E Corp.(c)
03/15/2055	7.375%	1,605,000	1,572,369
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	6,513,000	6,335,956
01/15/2030	4.750%	2,189,000	2,065,982
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	1,147,000	1,147,729
02/15/2027	5.625%	4,078,000	4,077,244
07/31/2027	5.000%	1,538,000	1,534,156
10/15/2031	7.750%	5,445,000	5,773,414
04/15/2032	6.875%	1,715,000	1,786,149
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	2,105,000	2,198,101
03/15/2033	8.625%	4,672,000	4,906,030
Total			69,241,143
Environmental 0.4%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	1,897,000	1,968,940
Waste Pro USA, Inc.(a)
02/01/2033	7.000%	3,352,000	3,444,709
Total			5,413,649
Finance Companies 3.7%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	507,000	518,863
03/15/2030	5.875%	4,584,000	4,573,976
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
03/15/2029	5.500%	2,880,000	2,772,863
03/15/2031	11.500%	1,787,000	2,024,516
08/01/2033	5.625%	5,912,000	5,206,211
OneMain Finance Corp.
05/15/2029	6.625%	4,714,000	4,767,013
03/15/2030	7.875%	2,525,000	2,638,234
09/15/2030	4.000%	2,692,000	2,423,166
11/15/2031	7.125%	991,000	1,009,301
03/15/2032	6.750%	2,735,000	2,718,035
OneMain Finance Corp.(d)
09/15/2032	7.125%	1,436,000	1,444,970
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	5,545,000	5,777,468
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	2,598,000	2,350,713
10/15/2033	4.000%	7,670,000	6,625,956
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	1,337,000	1,318,023
04/15/2029	5.500%	2,207,000	2,117,097
UWM Holdings LLC(a)
02/01/2030	6.625%	2,486,000	2,437,285
Total			50,723,690
Food and Beverage 1.8%
Chobani Holdco II LLC(a),(b)
10/01/2029	8.750%	3,737,958	3,986,833
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	2,566,000	2,570,532
Performance Food Group, Inc.(a)
09/15/2032	6.125%	1,397,000	1,409,312
Post Holdings, Inc.(a)
02/15/2032	6.250%	3,827,000	3,891,435
10/15/2034	6.250%	1,575,000	1,557,767
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	3,480,000	3,490,229
04/30/2029	4.375%	2,749,000	2,638,971
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	3,608,000	3,359,541
US Foods, Inc.(a)
01/15/2032	7.250%	1,499,000	1,568,494
Total			24,473,114
Gaming 2.6%
Boyd Gaming Corp.
12/01/2027	4.750%	1,892,000	1,863,771
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
02/15/2030	7.000%	1,302,000	1,335,208
02/15/2032	6.500%	5,315,000	5,359,148
10/15/2032	6.000%	2,374,000	2,277,147
Churchill Downs, Inc.(a)
05/01/2031	6.750%	2,584,000	2,633,645
International Game Technology PLC(a)
04/15/2026	4.125%	1,892,000	1,878,295
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	1,497,000	1,436,625
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	4,510,000	4,041,292
Rivers Enterprise Borrower LLC/Finance Corp.(a)
02/01/2033	6.625%	4,297,000	4,246,029
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	6,058,000	5,754,718
Scientific Games International, Inc.(a)
05/15/2028	7.000%	2,215,000	2,218,235
Voyager Parent LLC(a)
07/01/2032	9.250%	2,577,000	2,660,616
Total			35,704,729
Health Care 6.0%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	601,000	592,683
04/15/2029	5.000%	5,929,000	5,681,554
03/15/2033	7.375%	2,267,000	2,310,513
Avantor Funding, Inc.(a)
11/01/2029	3.875%	4,425,000	4,128,514
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	2,570,000	2,667,950
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	1,072,000	1,030,145
03/15/2029	3.750%	1,397,000	1,294,549
03/15/2031	4.000%	1,596,000	1,432,191
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,760,000	1,734,566
04/15/2029	6.875%	2,249,000	1,874,547
05/15/2030	5.250%	4,680,000	4,213,274
02/15/2031	4.750%	922,000	789,139
01/15/2032	10.875%	2,255,000	2,405,197
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	2,137,000	2,201,566
DaVita, Inc.(a)
06/01/2030	4.625%	1,590,000	1,487,201
07/15/2033	6.750%	3,352,000	3,384,120
IQVIA, Inc.(a)
05/15/2030	6.500%	1,268,000	1,296,085
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LifePoint Health, Inc.(a)
10/15/2030	11.000%	123,000	135,323
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	2,645,000	2,692,221
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,540,000	4,281,250
10/01/2029	5.250%	5,432,000	5,307,734
Select Medical Corp.(a)
12/01/2032	6.250%	1,287,000	1,274,947
Star Parent, Inc.(a)
10/01/2030	9.000%	7,240,000	7,482,848
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	3,757,000	3,752,513
Teleflex, Inc.
11/15/2027	4.625%	3,130,000	3,081,913
Teleflex, Inc.(a)
06/01/2028	4.250%	946,000	913,263
Tenet Healthcare Corp.
02/01/2027	6.250%	2,063,000	2,062,218
11/01/2027	5.125%	5,256,000	5,221,055
10/01/2028	6.125%	2,080,000	2,083,433
06/15/2030	6.125%	2,352,000	2,377,653
05/15/2031	6.750%	1,992,000	2,051,867
Total			81,242,032
Home Construction 0.1%
Shea Homes LP/Funding Corp.
04/01/2029	4.750%	513,000	491,314
Taylor Morrison Communities, Inc.(a)
08/01/2030	5.125%	1,453,000	1,416,626
Total			1,907,940
Independent Energy 4.6%
Baytex Energy Corp.(a)
04/30/2030	8.500%	2,722,000	2,640,467
03/15/2032	7.375%	2,674,000	2,428,945
Civitas Resources, Inc.(a)
07/01/2028	8.375%	2,635,000	2,654,531
11/01/2030	8.625%	1,501,000	1,482,162
07/01/2031	8.750%	4,735,000	4,637,773
Civitas Resources, Inc.(a),(d)
06/15/2033	9.625%	1,355,000	1,358,559
CNX Resources Corp.(a)
01/15/2029	6.000%	2,593,000	2,570,632
03/01/2032	7.250%	1,931,000	1,971,090
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	6,670,000	6,585,750
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Comstock Resources, Inc.(a)
03/01/2029	6.750%	1,440,000	1,424,130
01/15/2030	5.875%	579,000	549,609
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	5,242,000	5,183,610
04/15/2032	6.250%	3,000,000	2,739,304
11/01/2033	8.375%	2,738,000	2,728,987
02/15/2035	7.250%	4,771,000	4,438,718
Matador Resources Co.(a)
04/15/2028	6.875%	1,625,000	1,646,169
04/15/2032	6.500%	4,067,000	3,984,117
04/15/2033	6.250%	1,694,000	1,634,604
Permian Resources Operating LLC(a)
01/15/2032	7.000%	3,483,000	3,571,455
02/01/2033	6.250%	1,718,000	1,693,082
SM Energy Co.
07/15/2028	6.500%	1,332,000	1,322,411
SM Energy Co.(a)
08/01/2029	6.750%	1,697,000	1,666,077
08/01/2032	7.000%	3,127,000	2,998,512
Total			61,910,694
Leisure 2.7%
Boyne USA, Inc.(a)
05/15/2029	4.750%	2,355,000	2,269,194
Carnival Corp.(a)
08/15/2029	7.000%	2,506,000	2,630,965
03/15/2030	5.750%	3,179,000	3,185,509
02/15/2033	6.125%	3,080,000	3,085,209
Cinemark USA, Inc.(a)
07/15/2028	5.250%	2,136,000	2,107,102
08/01/2032	7.000%	990,000	1,020,438
NCL Corp., Ltd.(a)
02/01/2032	6.750%	4,940,000	4,941,894
Royal Caribbean Cruises Ltd.(a)
09/30/2031	5.625%	946,000	934,990
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	4,548,000	4,645,906
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	3,602,000	3,672,911
Vail Resorts, Inc.(a)
05/15/2032	6.500%	1,970,000	2,019,896
Viking Cruises Ltd.(a)
02/15/2029	7.000%	2,035,000	2,049,365
07/15/2031	9.125%	3,088,000	3,315,133
Total			35,878,512
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.6%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	1,428,000	1,437,326
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	1,829,000	1,639,403
01/15/2032	6.625%	3,618,000	3,614,360
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	1,435,000	1,344,499
Total			8,035,588
Media and Entertainment 3.0%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	2,954,000	2,699,310
09/15/2028	9.000%	1,290,000	1,354,760
06/01/2029	7.500%	2,991,000	2,643,637
04/01/2030	7.875%	3,064,000	3,106,398
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,391,000	1,362,383
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	787,348	659,387
05/01/2030	10.875%	796,000	393,594
08/15/2030	7.750%	848,490	656,850
Mav Acquisition Corp.(a)
08/01/2029	8.000%	2,635,000	2,641,669
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	2,602,000	2,676,499
Outfront Media Capital LLC/Corp.(a)
03/15/2030	4.625%	3,588,000	3,372,395
02/15/2031	7.375%	4,451,000	4,705,214
Roblox Corp.(a)
05/01/2030	3.875%	6,131,000	5,711,149
Snap, Inc.(a)
03/01/2033	6.875%	3,970,000	4,020,951
Univision Communications, Inc.(a)
08/15/2028	8.000%	3,334,000	3,336,392
06/30/2030	7.375%	1,626,000	1,519,141
Total			40,859,729
Metals and Mining 2.7%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	1,322,000	1,370,641
Allegheny Technologies, Inc.
10/01/2029	4.875%	1,139,000	1,102,875
10/01/2031	5.125%	4,832,000	4,664,454
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	1,109,000	1,030,999
03/15/2032	7.000%	407,000	351,562
05/01/2033	7.375%	437,000	375,183
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellium SE(a)
04/15/2029	3.750%	5,177,000	4,778,476
08/15/2032	6.375%	3,122,000	3,106,593
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	3,405,000	3,376,645
04/01/2029	6.125%	3,438,000	3,444,394
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	5,326,000	4,889,215
Novelis Corp.(a)
11/15/2026	3.250%	2,802,000	2,748,428
01/30/2030	4.750%	2,560,000	2,431,981
08/15/2031	3.875%	1,421,000	1,264,430
Novelis, Inc.(a)
01/30/2030	6.875%	1,070,000	1,103,387
Total			36,039,263
Midstream 5.3%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	3,328,000	3,361,531
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	2,160,000	2,209,042
CNX Midstream Partners LP(a)
04/15/2030	4.750%	7,043,000	6,527,834
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	6,304,000	6,538,254
Hess Midstream Operations LP(a)
03/01/2028	5.875%	983,000	991,852
10/15/2030	5.500%	802,000	792,682
ITT Holdings LLC(a)
08/01/2029	6.500%	436,000	407,872
NuStar Logistics LP
06/01/2026	6.000%	2,535,000	2,544,764
04/28/2027	5.625%	6,524,000	6,537,675
Rockies Express Pipeline LLC(a)
03/15/2033	6.750%	1,077,000	1,109,514
Sunoco LP(a)
05/01/2029	7.000%	2,606,000	2,692,098
05/01/2032	7.250%	3,380,000	3,517,140
07/01/2033	6.250%	2,350,000	2,350,181
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	4,787,000	4,904,551
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	1,413,000	1,280,256
11/01/2033	3.875%	8,655,000	7,403,027
Venture Global LNG, Inc.(a),(c),(e)
	9.000%	6,374,000	6,033,764
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	1,512,000	1,613,810
01/15/2030	7.000%	1,953,000	1,946,506
06/01/2031	8.375%	1,939,000	1,968,706
02/01/2032	9.875%	3,683,000	3,923,429
Venture Global Plaquemines LNG LLC(a)
05/01/2033	7.500%	1,577,000	1,648,417
05/01/2035	7.750%	1,577,000	1,661,874
Total			71,964,779
Oil Field Services 2.4%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	1,692,000	1,703,504
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	1,321,000	1,355,834
Nabors Industries Ltd.(a)
01/15/2028	7.500%	3,068,000	2,559,029
Nabors Industries, Inc.(a)
05/15/2027	7.375%	2,017,000	1,935,935
01/31/2030	9.125%	2,460,000	2,236,225
08/15/2031	8.875%	4,716,000	3,229,279
Noble Finance II LLC(a)
04/15/2030	8.000%	1,879,000	1,877,532
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	3,350,415	3,352,440
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	7,027,286	7,133,791
Transocean, Inc.(a)
05/15/2031	8.500%	2,670,000	2,295,576
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	1,796,000	1,795,029
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	3,284,000	3,337,956
Total			32,812,130
Other Industry 0.4%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	2,944,000	2,872,284
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	1,276,000	1,302,946
04/15/2030	6.625%	767,000	786,134
Total			4,961,364
Other REIT 1.8%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	1,550,000	1,548,277
02/01/2027	4.250%	2,844,000	2,786,548
06/15/2029	4.750%	1,610,000	1,559,652
07/15/2031	7.000%	1,821,000	1,888,379
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	3,522,000	3,467,553
05/15/2029	4.875%	2,929,000	2,771,058
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	811,000	834,823
04/01/2032	6.500%	2,080,000	2,110,242
RHP Hotel Properties LP/Finance Corp.(a),(d)
06/15/2033	6.500%	1,475,000	1,500,222
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	1,903,000	1,874,301
Service Properties Trust
06/15/2029	8.375%	1,435,000	1,449,215
Service Properties Trust(a)
11/15/2031	8.625%	1,508,000	1,606,411
XHR LP(a)
05/15/2030	6.625%	866,000	867,671
Total			24,264,352
Packaging 1.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	7,414,000	6,569,364
Canpack SA/US LLC(a)
11/15/2029	3.875%	3,936,000	3,613,030
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	4,333,000	4,428,410
04/15/2032	6.750%	2,631,000	2,660,035
Total			17,270,839
Pharmaceuticals 1.7%
1261229 BC Ltd.(a)
04/15/2032	10.000%	6,058,000	5,997,645
Bausch Health Companies, Inc.(a)
01/31/2027	8.500%	535,000	504,595
06/01/2028	4.875%	3,326,000	2,722,753
09/30/2028	11.000%	428,000	409,709
02/15/2029	6.250%	834,000	549,442
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	7,357,000	6,975,185
Jazz Securities DAC(a)
01/15/2029	4.375%	1,990,000	1,908,672
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,548,000	1,454,068
04/30/2031	5.125%	2,202,000	1,851,091
Total			22,373,160
Property & Casualty 4.9%
Acrisure LLC/Finance, Inc.(a)
02/01/2029	8.250%	1,245,000	1,287,819
08/01/2029	6.000%	1,813,000	1,754,580
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	10,014,000	10,046,315
04/15/2028	6.750%	4,126,000	4,181,667
10/01/2031	6.500%	1,559,000	1,573,569
10/01/2032	7.375%	2,742,000	2,824,455
AmWINS Group, Inc.(a)
02/15/2029	6.375%	2,661,000	2,699,265
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	3,853,000	3,982,846
Ardonagh Group Finance Ltd.(a)
02/15/2032	8.875%	4,905,000	5,071,606
AssuredPartners, Inc.(a)
01/15/2029	5.625%	3,482,000	3,478,202
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	7,885,000	7,756,989
HUB International Ltd.(a)
01/31/2032	7.375%	4,595,000	4,796,794
HUB International, Ltd.(a)
06/15/2030	7.250%	7,976,000	8,310,370
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	4,512,000	4,666,335
Ryan Specialty LLC(a)
08/01/2032	5.875%	3,530,000	3,508,886
Total			65,939,698
Railroads 0.7%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	4,230,000	4,306,391
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	4,691,000	4,833,532
Total			9,139,923
Restaurants 0.7%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	2,253,000	2,269,691
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	4,374,000	3,968,645
Yum! Brands, Inc.
04/01/2032	5.375%	3,550,000	3,511,207
Total			9,749,543
Retailers 1.8%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	1,088,000	1,034,099
02/15/2032	5.000%	1,087,000	1,015,093
Belron UK Finance PLC(a)
10/15/2029	5.750%	1,399,000	1,403,842
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	2,345,000	2,242,433
01/15/2030	6.375%	885,000	903,565
Hanesbrands, Inc.(a)
02/15/2031	9.000%	1,908,000	2,014,066
L Brands, Inc.
06/15/2029	7.500%	735,000	754,241
L Brands, Inc.(a)
10/01/2030	6.625%	2,564,000	2,617,592
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	2,139,000	2,060,808
08/01/2031	8.250%	1,905,000	2,019,736
Lithia Motors, Inc.(a)
01/15/2031	4.375%	1,665,000	1,561,516
PetSmart, Inc./Finance Corp.(a)
02/15/2029	7.750%	3,390,000	3,304,222
Walgreens Boots Alliance, Inc.
11/18/2044	4.800%	818,000	756,400
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	3,412,000	2,985,709
Total			24,673,322
Technology 10.9%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	4,694,000	4,790,312
Block, Inc.
05/15/2032	6.500%	4,333,000	4,430,754
CACI International, Inc.(a),(d)
06/15/2033	6.375%	2,733,000	2,785,705
Camelot Finance SA(a)
11/01/2026	4.500%	451,000	448,455
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	2,723,000	2,438,539
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	3,081,000	2,723,178
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	961,000	916,244
07/01/2029	4.875%	5,857,000	5,416,707
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	7,766,000	7,942,027
06/30/2032	8.250%	5,005,000	5,263,831
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	7,621,000	7,048,596
Entegris Escrow Corp.(a)
04/15/2029	4.750%	3,522,000	3,422,225
06/15/2030	5.950%	5,515,000	5,519,478
Fair Isaac Corp.(a)
05/15/2033	6.000%	2,236,000	2,231,815
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gen Digital, Inc.(a)
04/01/2033	6.250%	2,286,000	2,312,157
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	4,864,000	5,141,877
HealthEquity, Inc.(a)
10/01/2029	4.500%	4,486,000	4,289,496
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	4,210,000	4,005,026
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	4,881,000	4,977,441
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	1,506,000	1,453,972
05/30/2029	9.500%	6,520,000	6,751,824
Iron Mountain Information Management Services, Inc.(a)
07/15/2032	5.000%	2,915,000	2,756,641
Iron Mountain, Inc.(a)
02/15/2029	7.000%	1,865,000	1,926,615
01/15/2033	6.250%	1,457,000	1,469,992
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	6,689,000	6,440,768
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	5,509,000	6,015,357
NCR Corp.(a)
10/01/2028	5.000%	142,000	139,903
04/15/2029	5.125%	2,376,000	2,317,557
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	6,191,000	5,866,861
Picard Midco, Inc.(a)
03/31/2029	6.500%	7,159,000	7,154,154
Seagate HDD
12/15/2029	8.250%	1,495,000	1,593,040
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	4,155,000	4,149,293
08/15/2032	6.750%	2,943,000	3,002,753
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	1,925,000	1,975,284
Synaptics, Inc.(a)
06/15/2029	4.000%	2,990,000	2,783,075
UKG, Inc.(a)
02/01/2031	6.875%	5,248,000	5,414,578
WEX, Inc.(a)
03/15/2033	6.500%	2,644,000	2,614,643
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	8,250,000	7,679,254
Total			147,609,427
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.5%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	1,757,000	1,784,279
02/15/2031	8.000%	1,937,000	1,959,595
06/15/2032	8.375%	2,440,000	2,459,649
Total			6,203,523
Wireless 1.5%
Altice France Holding SA(a)
02/15/2028	6.000%	4,642,000	1,691,384
Altice France SA(a)
07/15/2029	5.125%	9,239,000	7,788,103
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	5,525,000	4,998,893
07/15/2031	4.750%	3,723,000	3,419,892
04/15/2032	7.750%	2,608,000	2,687,096
Total			20,585,368
Wirelines 1.4%
Fibercop SpA(a)
07/18/2036	7.200%	451,000	438,678
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	3,053,000	3,210,590
03/15/2031	8.625%	2,464,000	2,625,055
Iliad Holding SAS(a)
10/15/2028	7.000%	3,961,000	4,021,268
Iliad Holding SASU(a)
04/15/2031	8.500%	1,263,000	1,330,527
04/15/2032	7.000%	1,895,000	1,908,473
Optics Bidco SpA(a)
06/04/2038	7.721%	1,549,000	1,547,426
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	3,431,000	3,571,975
Total			18,653,992
Total Corporate Bonds & Notes (Cost $1,281,409,116)			1,267,078,641

Exchange-Traded Fixed Income Funds 1.0%
	Shares	Value ($)
High Yield 1.0%
Columbia US High Yield ETF(f)	690,000	13,805,382
Total Exchange-Traded Fixed Income Funds (Cost $13,758,800)		13,805,382
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025

Foreign Government Obligations(g) 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.4%
NOVA Chemicals Corp.(a)
02/15/2030	9.000%	3,150,000	3,391,438
12/01/2031	7.000%	1,310,000	1,372,383
Total			4,763,821
Total Foreign Government Obligations (Cost $4,467,909)			4,763,821

Senior Loans 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.1%
American Airlines, Inc.(h),(i),(j)
Tranche B Term Loan
3-month Term SOFR + 3.250% 05/28/2032	7.580%	1,452,000	1,457,140
Chemicals 0.1%
Ineos US Finance LLC(h),(i),(j)
Term Loan
1-month Term SOFR + 3.250% 02/18/2030	7.577%	2,195,000	2,119,558
Consumer Cyclical Services 0.2%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.191%	1,859	1,807
Arches Buyer, Inc.(i),(j)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.677%	2,817,643	2,770,673
Total			2,772,480
Property & Casualty 0.1%
Truist Insurance Holdings LLC(i),(j)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	9.049%	1,305,197	1,305,197
Retailers 0.6%
Hanesbrands, Inc.(i),(j)
Tranche B Term Loan
1-month Term SOFR + 2.750% 03/07/2032	7.077%	594,812	596,299
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
PetSmart LLC(i),(j)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.177%	7,205,874	7,171,358
Total			7,767,657
Technology 0.9%
Ascend Learning LLC(i),(j)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.177%	886,795	879,310
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/11/2028	7.327%	4,013,946	3,993,033
DCert Buyer, Inc.(i),(j)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.327%	340,666	293,825
Ellucian Holdings, Inc.(i),(j)
2nd Lien Term Loan
1-month Term SOFR + 4.750% 11/22/2032	9.077%	3,140,000	3,175,325
ION Trading Finance Ltd.(h),(i),(j)
Term Loan
3-month Term SOFR + 3.500% 04/01/2028	7.799%	848,200	846,834
UKG, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.000% 02/10/2031	7.329%	2,817,304	2,821,812
Total			12,010,139
Total Senior Loans (Cost $27,498,576)			27,432,171

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(f),(k)	45,316,254	45,302,659
Total Money Market Funds (Cost $45,311,349)		45,302,659
Total Investments in Securities (Cost: $1,372,445,750)		1,358,382,674
Other Assets & Liabilities, Net		(2,884,263)
Net Assets		1,355,498,411
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $1,159,454,798, which represents 85.54% of total net assets.

(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2025.

(d)	Represents a security purchased on a when-issued basis.
(e)	Perpetual security with no specified maturity date.
(f)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	30,689,732	419,824,690	(405,207,716)	(4,047)	45,302,659	(1,214)	1,913,884	45,316,254
Columbia US High Yield ETF
	—	13,758,800	—	46,582	13,805,382	—	—	690,000
Total	30,689,732			42,535	59,108,041	(1,214)	1,913,884

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents a security purchased on a forward commitment basis.
(i)
The stated interest rate represents the weighted average interest rate at May 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Variable rate security. The interest rate shown was the current rate as of May 31, 2025.
(k)	The rate shown is the seven-day current annualized yield at May 31, 2025.
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Portfolio of Investments (continued)
May 31, 2025
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at May 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	1,267,078,641	—	1,267,078,641
Exchange-Traded Fixed Income Funds	13,805,382	—	—	13,805,382
Foreign Government Obligations	—	4,763,821	—	4,763,821
Senior Loans	—	27,432,171	—	27,432,171
Money Market Funds	45,302,659	—	—	45,302,659
Total Investments in Securities	59,108,041	1,299,274,633	—	1,358,382,674
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Statement of Assets and Liabilities
May 31, 2025

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,313,375,601)	$1,299,274,633
Affiliated issuers (cost $59,070,149)	59,108,041
Cash	436,163
Receivable for:
Investments sold	1,422,681
Investments sold on a delayed delivery basis	258,445
Capital shares sold	6,340,872
Dividends	167,729
Interest	18,795,455
Foreign tax reclaims	27,507
Expense reimbursement due from Investment Manager	1,858
Prepaid expenses	4,932
Other assets	5,633
Total assets	1,385,843,949
Liabilities
Payable for:
Investments purchased	3,356,116
Investments purchased on a delayed delivery basis	19,152,877
Capital shares redeemed	1,114,089
Distributions to shareholders	6,322,343
Management services fees	23,442
Distribution and/or service fees	3,244
Transfer agent fees	87,051
Compensation of board members	2,633
Other expenses	55,011
Deferred compensation of board members	228,732
Total liabilities	30,345,538
Net assets applicable to outstanding capital stock	$1,355,498,411
Represented by
Paid in capital	1,476,173,119
Total distributable earnings (loss)	(120,674,708)
Total - representing net assets applicable to outstanding capital stock	$1,355,498,411
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Statement of Assets and Liabilities (continued)
May 31, 2025
Class A
Net assets	$414,325,974
Shares outstanding	37,603,569
Net asset value per share	$11.02
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.57
Class C
Net assets	$7,324,382
Shares outstanding	668,855
Net asset value per share	$10.95
Institutional Class
Net assets	$240,069,174
Shares outstanding	21,806,787
Net asset value per share	$11.01
Institutional 2 Class
Net assets	$42,381,907
Shares outstanding	3,859,895
Net asset value per share	$10.98
Institutional 3 Class
Net assets	$631,531,862
Shares outstanding	57,415,721
Net asset value per share	$11.00
Class R
Net assets	$15,411,372
Shares outstanding	1,394,553
Net asset value per share	$11.05
Class S
Net assets	$4,453,740
Shares outstanding	404,536
Net asset value per share	$11.01
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Statement of Operations
Year Ended May 31, 2025

Net investment income
Income:
Dividends — affiliated issuers	$1,913,884
Interest	87,528,823
Interfund lending	1,530
Foreign taxes withheld	(18,308)
Total income	89,425,929
Expenses:
Management services fees	8,623,904
Distribution and/or service fees
Class A	1,066,290
Class C	77,329
Class R	78,610
Transfer agent fees
Class A	525,897
Advisor Class	38,023
Class C	9,532
Institutional Class	218,967
Institutional 2 Class	24,914
Institutional 3 Class	34,338
Class R	19,375
Class S	3,554
Custodian fees	10,122
Printing and postage fees	53,943
Registration fees	115,841
Accounting services fees	46,369
Legal fees	31,620
Compensation of chief compliance officer	233
Compensation of board members	25,561
Deferred compensation of board members	22,340
Other	51,093
Total expenses	11,077,855
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(804,228)
Fees waived by transfer agent
Institutional 2 Class	(1,635)
Institutional 3 Class	(22,652)
Expense reduction	(1,180)
Total net expenses	10,248,160
Net investment income	79,177,769
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,612,410)
Investments — affiliated issuers	(1,214)
Net realized loss	(1,613,624)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	35,768,724
Investments — affiliated issuers	42,535
Net change in unrealized appreciation (depreciation)	35,811,259
Net realized and unrealized gain	34,197,635
Net increase in net assets resulting from operations	$113,375,404
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Statement of Changes in Net Assets

	Year Ended May 31, 2025	Year Ended May 31, 2024
Operations
Net investment income	$79,177,769	$75,474,174
Net realized loss	(1,613,624)	(38,547,114)
Net change in unrealized appreciation (depreciation)	35,811,259	90,443,689
Net increase in net assets resulting from operations	113,375,404	127,370,749
Distributions to shareholders
Net investment income and net realized gains
Class A	(23,858,124)	(25,368,279)
Advisor Class	(1,745,334)	(5,533,759)
Class C	(374,384)	(445,752)
Institutional Class	(10,426,472)	(7,873,940)
Institutional 2 Class	(2,602,160)	(2,398,721)
Institutional 3 Class	(39,253,478)	(34,324,691)
Class R	(840,536)	(724,755)
Class S	(174,636)	—
Total distributions to shareholders	(79,275,124)	(76,669,897)
Increase (decrease) in net assets from capital stock activity	(60,904,786)	56,763,529
Total increase (decrease) in net assets	(26,804,506)	107,464,381
Net assets at beginning of year	1,382,302,917	1,274,838,536
Net assets at end of year	$1,355,498,411	$1,382,302,917
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	May 31, 2025		May 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	3,127,669	34,165,859	4,038,712	42,535,815
Distributions reinvested	2,096,914	23,020,508	2,313,419	24,459,564
Shares redeemed	(8,308,037)	(90,922,417)	(9,648,275)	(101,867,667)
Net decrease	(3,083,454)	(33,736,050)	(3,296,144)	(34,872,288)
Advisor Class
Shares sold	1,002,831	11,030,654	2,203,843	23,479,294
Distributions reinvested	130,549	1,440,598	518,438	5,514,044
Shares redeemed	(9,773,442)	(107,573,699)	(2,800,330)	(29,825,854)
Net decrease	(8,640,062)	(95,102,447)	(78,049)	(832,516)
Class C
Shares sold	167,037	1,825,190	116,834	1,228,752
Distributions reinvested	33,725	367,943	41,646	437,412
Shares redeemed	(282,016)	(3,069,366)	(389,973)	(4,094,281)
Net decrease	(81,254)	(876,233)	(231,493)	(2,428,117)
Institutional Class
Shares sold	13,983,714	153,218,695	5,045,240	53,364,127
Distributions reinvested	843,786	9,254,869	671,113	7,088,926
Shares redeemed	(5,920,729)	(64,746,763)	(5,951,585)	(62,250,752)
Net increase (decrease)	8,906,771	97,726,801	(235,232)	(1,797,699)
Institutional 2 Class
Shares sold	1,219,416	13,306,467	964,565	10,171,484
Distributions reinvested	237,754	2,601,626	227,085	2,393,189
Shares redeemed	(1,559,980)	(17,032,675)	(883,095)	(9,286,900)
Net increase (decrease)	(102,810)	(1,124,582)	308,555	3,277,773
Institutional 3 Class
Shares sold	7,920,607	86,702,986	17,963,324	189,296,536
Distributions reinvested	3,501,812	38,382,154	3,155,744	33,328,532
Shares redeemed	(14,462,717)	(157,524,401)	(12,560,593)	(131,396,210)
Net increase (decrease)	(3,040,298)	(32,439,261)	8,558,475	91,228,858
Class R
Shares sold	535,830	5,866,910	436,586	4,605,038
Distributions reinvested	76,159	838,697	68,056	722,348
Shares redeemed	(597,856)	(6,546,983)	(297,703)	(3,139,868)
Net increase	14,133	158,624	206,939	2,187,518
Class S
Shares sold	480,377	5,321,563	—	—
Distributions reinvested	15,905	174,541	—	—
Shares redeemed	(91,746)	(1,007,742)	—	—
Net increase	404,536	4,488,362	—	—
Total net increase (decrease)	(5,622,438)	(60,904,786)	5,233,051	56,763,529
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Year Ended 5/31/2025	$10.74	0.61	0.28	0.89	(0.61)	—	(0.61)
Year Ended 5/31/2024	$10.32	0.59	0.43	1.02	(0.60)	—	(0.60)
Year Ended 5/31/2023	$10.95	0.53	(0.62)	(0.09)	(0.54)	—	(0.54)
Year Ended 5/31/2022	$12.03	0.48	(1.03)	(0.55)	(0.49)	(0.04)	(0.53)
Year Ended 5/31/2021(d)	$11.19	0.52	0.85	1.37	(0.53)	—	(0.53)
Class C
Year Ended 5/31/2025	$10.67	0.53	0.28	0.81	(0.53)	—	(0.53)
Year Ended 5/31/2024	$10.26	0.51	0.42	0.93	(0.52)	—	(0.52)
Year Ended 5/31/2023	$10.88	0.45	(0.61)	(0.16)	(0.46)	—	(0.46)
Year Ended 5/31/2022	$11.96	0.39	(1.03)	(0.64)	(0.40)	(0.04)	(0.44)
Year Ended 5/31/2021(d)	$11.13	0.43	0.84	1.27	(0.44)	—	(0.44)
Institutional Class
Year Ended 5/31/2025	$10.73	0.64	0.28	0.92	(0.64)	—	(0.64)
Year Ended 5/31/2024	$10.32	0.61	0.42	1.03	(0.62)	—	(0.62)
Year Ended 5/31/2023	$10.94	0.56	(0.61)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$12.02	0.51	(1.03)	(0.52)	(0.52)	(0.04)	(0.56)
Year Ended 5/31/2021(d)	$11.19	0.54	0.85	1.39	(0.56)	—	(0.56)
Institutional 2 Class
Year Ended 5/31/2025	$10.70	0.64	0.28	0.92	(0.64)	—	(0.64)
Year Ended 5/31/2024	$10.29	0.62	0.42	1.04	(0.63)	—	(0.63)
Year Ended 5/31/2023	$10.91	0.57	(0.62)	(0.05)	(0.57)	—	(0.57)
Year Ended 5/31/2022	$11.99	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.16	0.55	0.85	1.40	(0.57)	—	(0.57)
Institutional 3 Class
Year Ended 5/31/2025	$10.72	0.65	0.28	0.93	(0.65)	—	(0.65)
Year Ended 5/31/2024	$10.31	0.63	0.42	1.05	(0.64)	—	(0.64)
Year Ended 5/31/2023	$10.93	0.57	(0.61)	(0.04)	(0.58)	—	(0.58)
Year Ended 5/31/2022	$12.01	0.52	(1.03)	(0.51)	(0.53)	(0.04)	(0.57)
Year Ended 5/31/2021(d)	$11.17	0.55	0.86	1.41	(0.57)	—	(0.57)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 5/31/2025	$11.02	8.46%	1.03%	0.97% (c)	5.58%	45%	$414,326
Year Ended 5/31/2024	$10.74	10.12%	1.05%	0.98% (c)	5.58%	36%	$437,014
Year Ended 5/31/2023	$10.32	(0.68% )	1.05%	1.00% (c)	5.14%	30%	$454,106
Year Ended 5/31/2022	$10.95	(4.78% )	1.02%	1.00% (c)	4.03%	47%	$530,844
Year Ended 5/31/2021 (d)	$12.03	12.35%	1.03%	1.01% (c)	4.39%	58%	$627,451
Class C
Year Ended 5/31/2025	$10.95	7.67%	1.78%	1.72% (c)	4.83%	45%	$7,324
Year Ended 5/31/2024	$10.67	9.22%	1.80%	1.73% (c)	4.82%	36%	$8,007
Year Ended 5/31/2023	$10.26	(1.37% )	1.80%	1.75% (c)	4.37%	30%	$10,072
Year Ended 5/31/2022	$10.88	(5.54% )	1.77%	1.75% (c)	3.28%	47%	$14,237
Year Ended 5/31/2021 (d)	$11.96	11.66%	1.78%	1.76% (c)	3.65%	58%	$17,974
Institutional Class
Year Ended 5/31/2025	$11.01	8.73%	0.78%	0.72% (c)	5.84%	45%	$240,069
Year Ended 5/31/2024	$10.73	10.29%	0.80%	0.73% (c)	5.83%	36%	$138,446
Year Ended 5/31/2023	$10.32	(0.34% )	0.80%	0.75% (c)	5.38%	30%	$135,507
Year Ended 5/31/2022	$10.94	(4.55% )	0.77%	0.75% (c)	4.28%	47%	$177,452
Year Ended 5/31/2021 (d)	$12.02	12.54%	0.78%	0.76% (c)	4.63%	58%	$191,648
Institutional 2 Class
Year Ended 5/31/2025	$10.98	8.82%	0.71%	0.65%	5.90%	45%	$42,382
Year Ended 5/31/2024	$10.70	10.38%	0.72%	0.66%	5.91%	36%	$42,414
Year Ended 5/31/2023	$10.29	(0.29% )	0.72%	0.68%	5.46%	30%	$37,596
Year Ended 5/31/2022	$10.91	(4.51% )	0.70%	0.68%	4.30%	47%	$37,114
Year Ended 5/31/2021 (d)	$11.99	12.74%	0.71%	0.69%	4.70%	58%	$82,319
Institutional 3 Class
Year Ended 5/31/2025	$11.00	8.87%	0.66%	0.60%	5.95%	45%	$631,532
Year Ended 5/31/2024	$10.72	10.43%	0.67%	0.61%	5.96%	36%	$648,213
Year Ended 5/31/2023	$10.31	(0.23% )	0.67%	0.63%	5.50%	30%	$534,874
Year Ended 5/31/2022	$10.93	(4.44% )	0.65%	0.63%	4.40%	47%	$670,696
Year Ended 5/31/2021 (d)	$12.01	12.99%	0.67%	0.64%	4.70%	58%	$779,695
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Year Ended 5/31/2025	$10.77	0.58	0.28	0.86	(0.58)	—	(0.58)
Year Ended 5/31/2024	$10.36	0.56	0.42	0.98	(0.57)	—	(0.57)
Year Ended 5/31/2023	$10.98	0.51	(0.61)	(0.10)	(0.52)	—	(0.52)
Year Ended 5/31/2022	$12.07	0.45	(1.04)	(0.59)	(0.46)	(0.04)	(0.50)
Year Ended 5/31/2021(d)	$11.23	0.49	0.85	1.34	(0.50)	—	(0.50)
Class S
Year Ended 5/31/2025(e)	$11.11	0.42	(0.10)(f)	0.32	(0.42)	—	(0.42)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(e)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(f)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia High Yield Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Year Ended 5/31/2025	$11.05	8.18%	1.28%	1.22% (c)	5.34%	45%	$15,411
Year Ended 5/31/2024	$10.77	9.73%	1.30%	1.23% (c)	5.34%	36%	$14,872
Year Ended 5/31/2023	$10.36	(0.82% )	1.30%	1.25% (c)	4.89%	30%	$12,152
Year Ended 5/31/2022	$10.98	(5.07% )	1.27%	1.25% (c)	3.79%	47%	$14,451
Year Ended 5/31/2021 (d)	$12.07	12.05%	1.28%	1.26% (c)	4.13%	58%	$15,494
Class S
Year Ended 5/31/2025 (e)	$11.01	2.97%	0.79%	0.72%	5.93%	45%	$4,454
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements
May 31, 2025
Note 1. Organization
Columbia High Yield Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class, Class R and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class S shares commenced operations on October 2, 2024.
The Board of Trustees of the Fund approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.

Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.

Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
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Notes to Financial Statements (continued)
May 31, 2025
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.40% as the Fund’s net assets increase. The effective management services fee rate for the year ended May 31, 2025 was 0.63% of the Fund’s average daily net assets.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each

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Notes to Financial Statements (continued)
May 31, 2025
share class. In addition, effective October 1, 2024 through September 30, 2025, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the year ended May 31, 2025, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.12
Advisor Class	0.06 (a)
Class C	0.12
Institutional Class	0.12
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class R	0.12
Class S	0.12 (b)

(a)	Unannualized.
(b)	Annualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended May 31, 2025, these minimum account balance fees reduced total expenses of the Fund by $1,180.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $5,928,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2025, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges (unaudited)
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the year ended May 31, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00 (a)	141,375
Class C	—	1.00 (b)	865

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
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Notes to Financial Statements (continued)
May 31, 2025
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	October 1, 2024 through September 30, 2025 (%)	Prior to October 1, 2024 (%)
Class A	0.98	0.98
Class C	1.73	1.73
Institutional Class	0.73	0.73
Institutional 2 Class	0.65	0.65
Institutional 3 Class	0.60	0.60
Class R	1.23	1.23
Class S	0.73	—
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective October 1, 2024 through September 30, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At May 31, 2025, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation, distributions and deemed distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
245,437	(245,437)	—

Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended May 31, 2025			Year Ended May 31, 2024
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
79,275,124	—	79,275,124	76,669,897	—	76,669,897
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At May 31, 2025, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
6,711,244	—	(105,549,314)	(15,285,564)
At May 31, 2025, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,373,668,238	19,221,389	(34,506,953)	(15,285,564)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at May 31, 2025, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended May 31, 2025, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(16,487,853)	(89,061,461)	(105,549,314)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $592,692,165 and $654,604,992, respectively, for the year ended May 31, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended May 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,060,000	5.33	10
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at May 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended May 31, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.

Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply
Columbia High Yield Bond Fund  | 2025

Notes to Financial Statements (continued)
May 31, 2025
chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At May 31, 2025, affiliated shareholders of record owned 67.4% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia High Yield Bond Fund  | 2025

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia High Yield Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia High Yield Bond Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
July 23, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia High Yield Bond Fund  | 2025

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended May 31, 2025. Shareholders will be notified in early 2026 of the amounts for use in preparing 2025 income tax returns.
Section 163(j) Interest Dividends
99.97%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.

Columbia High Yield Bond Fund  | 2025

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Columbia High Yield Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN160_05_R01_(07/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	July 23, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	July 23, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	July 23, 2025